UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Global High Yield Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2006 to December 31, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUND

Annual Report

December 31, 2006

■  CREDIT SUISSE
  GLOBAL HIGH YIELD FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Ave., New York, NY 10010. Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of December 31, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global High Yield Fund

Annual Investment Adviser's Report

December 31, 2006 (unaudited)

January 29, 2007

Dear Shareholder:

Performance Summary

1/01/06 – 12/31/06

Fund & Benchmarks	Performance
Credit Suisse Global High Yield Fund[1]	10.21%
Merrill Lynch Global High Yield Index[2]	13.56%
Merrill Lynch Global High Yield Constrained Index[3]	10.81%

Market Review: A Record Year for Supply and Demand

The high yield market began and ended the 12-month period ended December 31, 2006, with positive returns. For the year, lower-rated securities continued to outperform the broader market, with CCC rated securities returning 16.97%. Interest rate sensitive BB securities underperformed with returns of 7.82%. High yield spreads continued to tighten against the 10-year Treasury, narrowing 60 basis points to end the period at 303 basis points. Automotive, airline, cable, theaters and fixed telecommunications led the rally while energy, homebuilding, gaming and health services trailed.

Credit fundamentals remained sound as 2006 came to a close. Default rates, as reported by Moody's Investor Services, continued to hover near 10-year lows, ending the year at 1.69%. Additionally, the distress ratio was reported at 1.6% in December — the lowest reading since 1980. This ratio, computed by Merrill Lynch, is a leading indicator for future default rates.

The technical environment also ended on a positive note, with the new issue calendar generally well received despite heavy volumes. The record $30 billion of new issues priced in November was followed by nearly $15 billion in December. For the year, the high yield market absorbed a record $145 billion of new supply. This, however, did not slow the market's momentum as demand from coupon and bond redemptions outpaced supply.

Strategic Review and Outlook: Expecting Slower Corporate Growth for 2007

For the period ended December 31, 2006, the Fund returned 10.21% as compared to 13.56% for the Merrill Lynch Global High Yield Index, and 10.81% for the Merrill Lynch Global High Yield Constrained Index. An overweight to CCC-rated issuers contributed positively to performance as the category outperformed the broader market by more than 600 basis points. Additionally, an underweight to BB-rated bonds, which lagged the broader market, also aided relative returns. Superior security selection in gaming, cable, packaging and

Credit Suisse Global High Yield Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

utilities sectors further contributed to performance. However, our relative underweight to airlines in addition to poor security selection in electronics and health services detracted from performance.

While we remain constructive on the high yield market, the best of the credit cycle does appear to be behind us. Though corporate balance sheets remain strong, we expect growth to be slower in the year ahead. Moody's is forecasting that the default rate will rise toward 2.6% by December 2007. While this is higher than the current rate, it is still well below the historical average. Additionally, while spreads are also below historical averages, we believe the market's fundamental and technical backdrop supports current levels. Consequently, we anticipate that spreads will remain range-bound going forward. Finally, we expect that with yields hovering in the 7.5% area, coupon income generation alone will be able to provide more than respectable total returns.

Given our market outlook, we have continued to use periods of market strength as an opportunity to sell some riskier, less liquid securities and have selectively added exposure to BB rated securities. At the sector level, we remain constructive on corporate spending and the commercial cycle broadly. Additionally, we are maintaining an overweight in the cable sector as we expect product bundling will continue to support subscriber and margin growth. On the homebuilding front, while we expect operating results to be volatile in the coming year, the pace of decline has slowed significantly. To the extent that we see additional signs of stabilization, we may look for opportunities to add to exposures in that sector.

The Credit Suisse High Yield Management Team

Martha Metcalf

Wing Chan

High yield bonds are lower-quality bonds also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Global High Yield Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Comparison of Change in Value of $3 Million Investment in the
Credit Suisse Global High Yield Fund1 and the Merrill Lynch
Global High Yield Index2,5 and the Merrill Lynch
Global High Yield Constrained Index3,5 for Ten Years.

Average Annual Returns as of December 31, 20061,4

1 Year	5 Years	10 Years	Since Inception
10.21%	9.90%	5.83%	7.13%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  The Merrill Lynch Global High Yield Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating. Investors cannot invest directly in an index.

Credit Suisse Global High Yield Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

3  The Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating; any individual issuer is capped at 2%. Index performance began on January 1, 1998. Investors cannot invest directly in an index. In order to ensure that the index that the Fund is benchmarked against is best aligned with the Fund's emphasis on diversification, this index replaced the Merrill Lynch Global High Yield Index on February 28, 2006.

4  Inception date 2/26/93.

5  Performance for the index is not available for the period beginning December 31, 1996. For that reason, performance is shown for the period beginning January 1, 1998.

Credit Suisse Global High Yield Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Global High Yield Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended December 31, 2006

Actual Fund Return
Beginning Account Value 7/1/06	$1,000.00
Ending Account Value 12/31/06	$1,075.70
Expenses Paid per $1,000*	$3.66
Hypothetical 5% Fund Return
Beginning Account Value 7/1/06	$1,000.00
Ending Account Value 12/31/06	$1,021.68
Expenses Paid per $1,000*	$3.57
Annualized Expense Ratios*	0.70%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Global High Yield Fund

Annual Investment Adviser's Report (continued)

December 31, 2006 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	0.6%
BB	20.2%
B	48.5%
CC	0.3%
CCC	22.6%
NR	2.4%
Subtotal	94.6%
Short-Term Investment	5.4%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Global High Yield Fund

Schedule of Investments

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (82.2%)
Aerospace & Defense (1.2%)
$25	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$25,875
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	75,937
125	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	129,375
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)	(BB+, Ba3)	07/15/13	6.125	49,250
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	121,250
125	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	129,375
					531,062
Agriculture (0.2%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, Caa1)	11/01/10	10.500	79,500
Auto Loans (3.9%)
410	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	392,057
325	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	324,889
225	Ford Motor Credit Co., Senior Unsecured Notes	(B, B1)	12/15/16	8.000	222,709
300	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	05/15/09	5.625	297,794
325	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	12/01/14	6.750	334,327
150	GMAC LLC, Senior Unsubordinated Notes	(BB+, Ba1)	12/15/11	6.000	149,505
					1,721,281
Automobile Parts & Equipment (1.7%)
75	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B1)	12/01/11	9.000	76,875
150	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B-, B2)	07/01/15	9.000	157,875
50	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes§‡#	(B-, B2)	12/01/09	9.140	50,438
50	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31)‡	(B-, B2)	12/01/11	8.675	51,875
50	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+, Caa1)	04/01/13	11.000	56,750
100	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	103,250
125	Titan International, Inc., Rule 144A, Senior Notes§‡	(B, B3)	01/15/12	8.000	126,406
65	TRW Automotive, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.50)§	(BB-, B1)	02/15/13	11.000	71,581
50	Visteon Corp., Global Senior Notes	(CCC+, Caa2)	08/01/10	8.250	49,000
					744,050

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Automotive (1.6%)
$325	Ford Motor Co., Global Notes§	(CCC+, Caa1)	07/16/31	7.450	$256,750
285	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	265,050
200	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	189,000
					710,800
Beverages (0.3%)
125	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba2)	09/01/16	7.250	129,063
Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(BB-, Ba2)	12/01/15	7.875	80,063
Building & Construction (1.5%)
50	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B-, B3)	10/01/15	9.500	45,750
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/07 @ $104.19)	(BB, Ba1)	04/15/12	8.375	103,250
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB, Ba1)	01/15/16	6.250	95,000
125	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	117,393
50	KB Home, Senior Subordinated Notes	(BB-, Ba2)	12/15/08	8.625	52,201
75	Standard Pacific Corp., Global Senior Notes§	(BB, Ba2)	08/15/15	7.000	72,562
50	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡	(B-, B2)	04/01/11	8.250	49,000
50	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)§	(B, B3)	03/15/15	6.625	43,250
75	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B, B3)	12/15/12	7.625	64,312
					642,718
Building Materials (1.3%)
100	Building Materials Corp., Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	91,000
200	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B-, B3)	10/01/12	9.875	205,500
75	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	74,062
75	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	78,000
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	73,875
75	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	64,125
					586,562

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Chemicals (3.4%)
$75	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	$83,250
100	Chemtura Corp., Company Guaranteed Notes§	(BB+, Ba1)	06/01/16	6.875	96,750
105	Crystal US Holdings, Global Senior Discount Notes (Callable 10/01/09 @ $105.25)+	(B, B3)	10/01/14	0.000	90,825
150	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	120,750
200	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB, Ba2)	06/01/13	10.500	221,000
125	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	130,312
150	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/11 @ $104.13)	(B+, B1)	09/15/16	8.250	158,250
75	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/10 @ $103.69)‡	(BB-, B1)	12/01/14	7.375	77,344
100	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/11 @ $103.81)‡	(BB-, B1)	12/01/16	7.625	104,125
175	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	142,625
50	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+, B2)	05/15/10	10.625	53,250
100	PolyOne Corp., Senior Notes§	(B+, B2)	05/01/12	8.875	100,250
75	PQ Corp., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)#	(B-, B3)	02/15/13	7.500	74,250
65	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B-, B2)	06/01/10	11.500	70,200
					1,523,181
Computer Hardware (0.3%)
125	Activant Solutions, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75)‡	(CCC+, Caa1)	05/01/16	9.500	116,875
Consumer Products (1.4%)
175	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)§+	(CCC+, B3)	10/01/12	0.000	154,000
75	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	73,406
50	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC, Caa2)	02/01/12	8.000	47,125
100	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88)§	(B-, B3)	05/01/12	9.750	106,250
65	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B-, Caa1)	06/01/11	9.375	68,088
150	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	153,750
					602,619

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods (1.1%)
$50	Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44)§	(B, B2)	08/01/12	8.875	$51,250
125	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	129,062
125	RBS Global & Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/10 @ $104.75)‡	(CCC+, B3)	08/01/14	9.500	130,625
75	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	75,375
100	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+, B3)	06/15/12	9.875	97,250
					483,562
Electric - Generation (3.4%)
275	AES Corp., Senior Notes§	(B, B1)	03/01/14	7.750	291,500
150	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	05/01/16	8.375	158,250
100	Dynegy Holdings, Inc., Senior Notes§	(B-, B2)	04/01/11	6.875	100,500
100	Edison Mission Energy, Senior Notes	(BB-, B1)	06/15/09	7.730	104,000
292	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB-, Ba2)	01/02/16	8.560	322,311
150	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B-, B1)	01/15/17	7.375	150,750
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B-, B1)	02/01/14	7.250	75,750
150	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B-, B1)	02/01/16	7.375	151,125
125	Reliant Energy, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B, B2)	07/15/13	9.500	134,688
					1,488,874
Electric - Integrated (1.1%)
50	Allegheny Energy Supply Company LLC, Global Notes	(BB-, Ba3)	03/15/11	7.800	53,875
75	CMS Energy Corp., Global Senior Notes	(B+, Ba3)	08/01/10	7.750	79,500
100	CMS Energy Corp., Senior Notes§	(B+, Ba3)	01/15/09	7.500	103,625
100	Mirant North America LLC, Global Company Guaranteed Notes (Callable 12/31/09 @ $103.69)	(B-, B2)	12/31/13	7.375	102,000
25	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)§	(B, B1)	03/15/14	8.625	26,967
125	Sierra Pacific Resources, Global Senior Notes (Callable 08/15/10 @ $103.38)	(B, B1)	08/15/17	6.750	123,226
					489,193

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electronics (2.4%)
$125	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)§	(CCC+, Caa1)	05/15/13	7.750	$115,469
36	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	35,501
450	Freescale Semiconductor, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.44)‡	(B, B1)	12/15/14	8.875	450,562
100	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.12)	(B-, B2)	02/15/12	10.250	105,875
125	NXP BV/NXP Funding LLC, Rule 144A, Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)‡	(BB+, Ba2)	10/15/14	7.875	129,844
100	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B, B2)	03/01/16	8.125	97,250
100	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63)‡	(B, Caa1)	01/15/16	11.250	105,500
					1,040,001
Energy - Exploration & Production (3.1%)
426	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)§	(BB, Ba2)	01/15/16	6.875	431,857
75	Comstock Resources, Inc., Senior Notes (Callable 03/01/08 @ $103.44)	(B, B2)	03/01/12	6.875	73,125
50	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.88)	(B+, B1)	06/01/13	7.750	52,563
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	121,563
100	Forest Oil Corp., Global Company Guranteed Notes (Callable 05/01/07 @ $103.88)	(B+, B1)	05/01/14	7.750	102,250
100	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)§‡	(B, B3)	06/01/16	9.000	106,250
65	Magnum Hunter Resources, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.80)	(BB-, B1)	03/15/12	9.600	68,494
100	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B-, B3)	07/15/13	9.125	105,500
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)§	(B, B1)	03/15/15	6.375	98,000
125	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, Ba2)	07/15/11	7.625	127,812
100	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B, B1)	05/01/12	7.250	100,750
					1,388,164

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Environmental (1.1%)
$350	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)	(B+, B3)	04/15/14	7.375	$350,000
125	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC, Caa1)	04/15/14	9.500	130,937
					480,937
Food & Drug Retailers (1.3%)
100	Albertson's LLC, Senior Notes§	(B, B1)	05/01/13	7.250	102,214
75	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+, Ba1)	04/15/11	8.125	81,282
150	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	139,875
75	Ingles Markets, Inc., Class A, Global Company Guaranteed Notes (Callable 12/01/07 @ $102.90)	(B, B3)	12/01/11	8.875	78,562
75	Rite Aid Corp., Global Secured Notes (Callable 05/01/07 @ $104.06)	(B+, B2)	05/01/10	8.125	76,969
75	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(B+, B1)	06/15/12	8.125	76,500
					555,402
Food - Wholesale (0.5%)
100	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B-, Caa1)	08/01/11	10.500	106,000
100	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(B-, B3)	12/01/13	8.250	102,875
					208,875
Forestry & Paper (2.5%)
150	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)§	(B+, B2)	10/15/14	7.125	145,875
100	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/07 @ $107.31)	(B, B2)	03/15/10	9.750	99,250
125	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	127,969
70	Georgia-Pacific Corp., Notes	(B, B2)	05/15/31	8.875	74,375
100	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	100,250
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	106,000
150	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)§	(B-, B2)	05/01/12	10.000	159,000
175	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19)	(CCC+, B2)	07/01/12	8.375	172,375
125	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+, B2)	08/01/14	9.125	130,937
					1,116,031

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming (3.9%)
$125	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)§‡	(CCC+, B3)	08/01/13	8.000	$122,812
97	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, Ba2)	11/15/19	7.250	97,485
50	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B, B2)	06/01/13	8.875	54,563
100	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B-, B3)	06/01/12	8.125	102,500
100	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)§	(B-, B3)	11/15/10	12.000	108,500
75	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ 104.88)	(B-, B3)	06/15/14	9.750	76,500
75	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	79,125
25	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+, Caa1)	01/15/11	9.750	24,875
100	MGM Mirage, Inc., Company Guaranteed Notes	(B+, B1)	02/01/11	8.375	104,250
175	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	176,312
50	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	49,125
200	MGM Mirage, Inc., Global Senior Notes	(BB, Ba2)	09/01/12	6.750	198,000
125	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B-, Caa1)	06/01/15	8.500	125,000
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, Ba3)	09/15/14	9.125	102,750
89	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	94,563
125	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81)‡	(CCC+, B3)	12/15/14	9.625	124,375
100	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB-, B1)	12/01/14	6.625	99,875
					1,740,610
Gas Distribution (3.5%)
125	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	125,625
300	El Paso Corp., Senior Notes	(B, B2)	05/15/11	7.000	312,750
175	El Paso Performance-Link, Rule 144A, Notes‡	(B+, B2)	07/15/11	7.750	185,938
100	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	105,500
225	Sonat, Inc., Notes	(B, B2)	07/15/11	7.625	239,625
375	Williams Companies, Inc., Global Senior Unsecured Notes§	(BB-, Ba2)	03/15/12	8.125	407,812
100	Williams Companies, Inc., Rule 144A, Notes‡#	(BB-, Ba2)	10/01/10	7.372	102,500
75	Williams Partners LP, Rule 144A, Bonds‡	(BB-, Ba3)	02/01/17	7.250	76,875
					1,556,625

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services (6.5%)
$75	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81)#	(CCC+, Caa1)	01/01/15	9.625	$58,500
100	CDRV Investors, Inc., Rule 144A, Senior Notes (Callable 02/01/2007 @ $102.00)‡#	(CCC+, Caa1)	12/01/11	9.860	98,000
150	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B3)	03/15/15	7.250	153,750
100	Genesis Healthcare Corp., Senior Subordinated Notes (Callable 10/15/08 @ $104.00)	(B, B1)	10/15/13	8.000	104,750
225	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	190,687
350	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $105.63)‡	(BB-, B2)	11/15/16	9.250	375,812
400	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	367,000
100	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38)‡	(CCC+, Caa1)	06/15/16	10.750	108,125
75	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B-, B3)	06/15/14	8.750	76,313
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	75,563
100	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	109,000
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	52,500
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	53,250
75	Stewart Enterprises, Inc. Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, B1)	02/15/13	6.250	72,563
325	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	332,312
75	Triad Hospitals, Inc., Senior Notes (Callable 05/15/08 @ $103.50)	(BB-, B1)	05/15/12	7.000	76,688
100	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+, B2)	11/15/13	7.000	101,125
100	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	107,250
175	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	178,062
150	Ventas Realty LP, Global Company Guaranteed Notes	(BB, Ba2)	05/01/12	9.000	170,250
					2,861,500
Hotels (1.3%)
50	Felcor Lodging LP, Global Company Guaranteed Notes#	(B+, Ba3)	06/01/11	9.000	53,500
200	Felcor Lodging LP, Rule 144A, Secured Notes (Callable 12/01/07 @ $101.00)#‡	(B+, Ba3)	12/01/11	7.275	202,000

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Hotels
$50	Host Hotels & Resorts LP, Rule 144A, Company Guaranteed Notes (Callable 11/01/10 @ $103.44)‡	(BB, Ba1)	11/01/14	6.875	$50,875
250	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	251,562
					557,937
Household & Leisure Products (0.3%)
75	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B, B2)	06/15/14	8.250	78,750
75	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(B-, B3)	01/15/14	7.875	76,313
					155,063
Leisure (0.5%)
75	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)§	(CCC-, Caa1)	07/15/11	10.500	73,688
150	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	139,875
					213,563
Machinery (0.3%)
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB, Ba3)	08/01/11	9.250	132,969
Media - Broadcast (1.6%)
100	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B1)	12/15/12	7.750	101,500
100	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	106,500
75	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/07 @ $103.08)	(B-, B1)	12/15/11	9.250	78,656
100	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.624	101,750
100	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50)§	(CCC+, B3)	01/15/14	7.000	94,500
100	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38)‡	(B+, B2)	09/01/12	8.750	105,625
150	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa1)	01/15/14	8.750	130,688
					719,219

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable (5.2%)
$125	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	$127,031
175	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $103.92)	(CCC-, Caa3)	05/15/14	11.750	158,813
475	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC-, Caa2)	10/01/15	11.000	489,844
200	CCH II LLC, Senior Notes (Callable 09/15/08 @ $105.12)	(CCC-, Caa2)	09/15/10	10.250	210,250
150	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)§	(CCC-, Caa1)	11/15/13	8.750	156,563
125	Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/01/07 @ $100.00)§	(CCC-, Caa3)	04/01/11	9.920	116,250
175	CSC Holdings, Inc., Rule 144A, Senior Notes‡#	(B+, B2)	04/15/12	7.250	171,500
210	CSC Holdings, Inc., Series B, Senior Notes§	(B+, B2)	04/01/11	7.625	214,987
100	DirecTV Holdings LLC, Global Company Guaranteed Notes, (Callable 06/15/10 @ $103.19)	(BB-, Ba3)	06/15/15	6.375	96,375
325	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	317,687
75	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)	(B+, B1)	02/15/14	7.250	74,813
52	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)§	(B, B3)	10/01/09	9.750	52,975
50	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B, B3)	10/15/15	8.500	50,875
75	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/07 @ $101.97)§	(B, B3)	02/15/11	7.875	74,906
					2,312,869
Media - Services (0.4%)
100	Lamar Media Corp., Series B, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B, Ba3)	08/15/15	6.625	99,625
100	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	80,500
					180,125
Metal & Mining - Excluding Steel (1.1%)
100	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.50)‡	(B-, B3)	12/15/14	9.000	101,000
125	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	133,750
110	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B-, B3)	09/01/16	10.750	114,263
125	Southern Copper Corp., Global Senior Notes§	(BBB-, Baa2)	07/27/15	6.375	127,818
					476,831

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Non-Food & Drug Retailers (2.0%)
$100	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, B2)	02/15/12	9.000	$99,500
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50)	(B, B3)	06/15/12	9.000	78,750
50	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	49,125
100	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B-, B3)	06/01/12	8.375	96,250
370	Flooring America, Inc., Series B, Company Guaranteed Notes^ø	(NR, NR)	10/15/07	9.250	0
100	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(B+, B1)	10/01/12	8.000	105,000
150	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(CCC+, B3)	12/01/10	8.500	154,875
25	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00)‡	(CCC, B2)	11/01/14	10.000	26,125
75	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69)§‡	(CCC, Caa1)	11/01/16	11.375	78,562
100	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	111,750
89	Stripes Acquisition LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B, B2)	12/15/13	10.625	97,010
					896,947
Office Equipment (1.0%)
175	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)	(BB, Ba3)	09/15/15	7.750	184,187
250	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)	(BB+, Baa3)	06/15/13	7.625	263,750
					447,937
Oil Field Equipment & Services (0.5%)
125	Hanover Compressor Co., Company Guanteed Notes (Callable 04/15/10 @ $103.75)	(B, B2)	04/15/13	7.500	126,875
100	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	103,750
					230,625
Oil Refining & Marketing (0.8%)
100	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+, B1)	10/01/11	6.625	100,250
150	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B-, B2)	05/15/14	8.000	162,937
65	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B-, B2)	05/15/12	11.000	70,038
					333,225

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Packaging (2.6%)
$75	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB, Ba1)	03/15/18	6.625	$74,812
140	Berry Plastics Holding Corp., Rule 144A, Secured Notes (Callable 09/15/10 @ $104.44)‡	(CCC+, B2)	09/15/14	8.875	142,800
100	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC, Caa2)	12/01/12	11.000	93,000
125	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+, B3)	03/01/16	10.250	115,000
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	72,975
125	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	126,875
100	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	103,875
75	Owens-Illinois, Inc., Debentures	(B, Caa1)	05/15/18	7.800	75,094
125	Plastipak Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.25)‡	(B, B3)	12/15/15	8.500	130,625
75	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56)§	(CCC, Caa1)	09/01/09	11.125	73,313
0	Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $111.62)ø1	(B-, NR)	06/15/09	11.625	125
150	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	130,500
					1,138,994
Pharmaceuticals (0.2%)
75	Athena Neurosciences Finance LLC, Company Guaranteed Notes	(B, B3)	02/21/08	7.250	76,688
Printing & Publishing (1.7%)
75	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC-, Caa2)	05/01/09	10.250	72,844
75	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)§	(CCC+, Caa1)	07/15/12	9.250	78,469
500	Premier Graphics, Inc., Company Guaranteed Notes^ø	(NR, NR)	12/01/05	11.500	0
175	R.H. Donnelley Corp., Series A-1, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	168,656
275	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	265,031
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	52,750
100	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)§	(CCC, Caa1)	06/15/09	10.875	101,000
					738,750

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Restaurants (0.8%)
$215	AmeriKing, Inc., Senior Notes^ø	(NR, NR)	11/15/07	10.750	$0
29	AmeriKing, Inc., Senior Notes^ø	(NR, NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Units^ø	(NR, NR)	05/15/08	13.000	0
125	Buffets, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/10 @ $106.25)‡	(CCC, Caa1)	11/01/14	12.500	126,562
125	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(B-, B3)	10/01/12	10.000	132,500
100	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/07 @ $100.00)§	(CCC+, Caa1)	09/15/09	11.000	102,000
					361,062
Software/Services (1.0%)
145	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.56)	(B-, Caa1)	08/15/13	9.125	152,975
150	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	160,875
147	UGS Capital Corp. II, Rule 144A, Senior Notes (Callable 06/01/08 @ $102.00)‡#	(B-, Caa1)	06/01/11	10.348	151,476
					465,326
Steel Producers/Products (0.6%)
100	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)	(B+, B2)	06/15/12	7.750	101,250
75	International Steel Group, Inc., Global Senior Notes	(BBB-, Ba1)	04/15/14	6.500	77,437
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)	(B-, B3)	02/15/14	11.250	106,500
					285,187
Support-Services (3.7%)
75	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B3)	08/15/16	9.000	80,625
75	Corrections Corp. of America, Company Guaranteed Notes (Callable 01/31/10 @ 103.38)	(BB-, Ba3)	01/31/14	6.750	76,125
50	Education Management LLC, Rule 144A, Senior Notes (Callable 06/01/10 @ $104.38)‡	(CCC+, B2)	06/01/14	8.750	52,000
75	Education Management LLC, Rule 144A, Senior Subordinated Notes (Callable 06/01/11 @ $105.13)‡	(CCC+, Caa1)	06/01/16	10.250	79,688
175	Hertz Corp., Rule 144A, Senior Notes (Callable 01/01/10 @ $104.44)‡	(B, B1)	01/01/14	8.875	184,187
150	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63)‡	(CCC+, B3)	02/15/13	9.250	151,500

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support-Services
$75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	$72,375
100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)+	(CCC+, Caa1)	05/15/13	0.000	97,000
75	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)§	(CCC+, B3)	05/15/12	9.625	78,938
100	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	105,000
150	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75)‡	(B-, Caa1)	12/01/14	9.500	155,625
105	Travelport, Inc., Rule 144A, Senior Notes (Callable 09/01/10 @ $104.94)§‡	(B-, Caa1)	09/01/14	9.875	106,050
225	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B3)	02/15/14	7.000	221,906
150	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B3)	10/01/15	8.500	157,312
					1,618,331
Telecom - Fixed Line (1.2%)
250	Level 3 Communications, Inc., Convertible Notes§	(CCC-, Caa3)	03/15/10	6.000	231,875
100	Level 3 Communications, Inc., Global Senior Notes (Callable 03/01/09 @ $100.00)§	(CCC-, Caa2)	03/01/10	11.500	106,500
100	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC-, B2)	11/01/14	9.250	102,500
75	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	80,531
					521,406
Telecom - Integrated/Services (3.6%)
100	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	103,250
200	Citizens Communications Co., Senior Notes	(BB+, Ba2)	01/15/13	6.250	197,250
25	Hawaiian Telcom Communications, Inc., Global Company Guaranteed Notes (Callable 05/01/09 @ $104.88)§	(CCC+, B3)	05/01/13	9.750	25,188
50	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC+, B3)	05/01/15	12.500	52,625
125	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	131,094
50	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	50,375

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services
$166	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B, B2)	08/15/14	9.000	$176,167
150	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)#	(B+, Ba3)	02/15/11	7.250	154,125
75	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)§	(B+, Ba3)	02/15/14	7.500	77,625
240	Qwest Corp., Global Senior Notes	(BB+, Ba1)	06/15/15	7.625	258,000
150	Qwest Corp., Global Senior Unsecured Notes	(BB+, Ba1)	10/01/14	7.500	159,750
50	Windstream Corp., Rule 144A, Senior Notes‡	(BB-, Ba3)	08/01/13	8.125	54,375
150	Windstream Corp., Rule 144A, Senior Notes (Callable 08/01/11 @ $104.31)‡	(BB-, Ba3)	08/01/16	8.625	165,000
					1,604,824
Telecom - Wireless (2.6%)
50	American Cellular Corp., Series B, Global Senior Notes (Callable 08/01/07 @ $105.00)	(CCC, B3)	08/01/11	10.000	53,125
75	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	81,187
100	Centennial Communications Corp. Global Senior Notes (Callable 01/01/09 @ $107.50)§	(CCC, Caa1)	01/01/13	10.000	106,875
125	Cricket Communications, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.69)‡	(CCC, Caa2)	11/01/14	9.375	132,500
75	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(CCC, B1)	11/01/12	9.875	82,125
50	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC, Caa2)	10/01/13	8.875	51,188
100	iPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75)	(B-, B3)	05/01/12	11.500	111,500
200	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa2)	11/01/14	9.250	210,000
50	Nextel Communications, Inc., Series D, Senior Notes (Callable 08/01/08 @ $103.69)	(BBB+, Baa3)	08/01/15	7.375	51,321
50	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)§	(CCC, B3)	02/01/10	9.875	53,438
125	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/07 @ $103.25)§	(CCC, Caa2)	01/15/10	9.750	129,062
100	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC-, Caa2)	06/01/13	8.500	96,250
					1,158,571
Textiles & Apparel (0.5%)
75	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)§	(B-, B3)	01/15/15	9.750	81,188
75	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B-, B3)	12/15/12	12.250	83,812
50	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.62)	(BB, Ba3)	02/15/11	7.250	51,250
					216,250

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Theaters & Entertainment (0.6%)
$175	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B3)	03/01/14	8.000	$174,563
75	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.50)	(CCC+, B2)	02/01/13	9.000	79,875
					254,438
Tobacco (0.2%)
75	Reynolds American, Inc., Global Company Guaranteed Notes	(BB, Ba3)	06/01/13	7.250	78,337
Transportation - Excluding Air/Rail (0.5%)
97	American Commercial Lines, Global Company Guaranteed Notes (Callable 02/15/10 @ $104.75)	(B+, B3)	02/15/15	9.500	108,276
100	Overseas Shipholding Group, Inc., Global Senior Notes (Callable 03/15/08 @ $104.12)	(BB+, Ba1)	03/15/13	8.250	105,625
					213,901
	TOTAL CORPORATE BONDS (Cost $36,122,909)				36,266,923
FOREIGN BONDS (12.5%)
Chemicals (0.8%)
150	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)§‡	(B-, B2)	08/15/15	8.375	154,875
125	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B2)	02/15/16	8.500	120,000
58	Rhodia SA, Global Senior Notes (France)	(B-, B2)	06/01/10	10.250	66,410
					341,285
Electronics (0.7%)
100	Avago Technologies Finance, Rule 144A, Senior Notes (Callable 12/01/09 @ $105.06) (Singapore)‡	(B, B2)	12/01/13	10.125	107,250
100	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)§	(B, B2)	07/01/11	7.875	99,500
90	STATS ChipPAC, Ltd., Global Company Guaranteed Notes (Callable 11/15/08 @ $103.38) (Singapore)§	(BB, Ba2)	11/15/11	6.750	88,650
					295,400
Energy - Exploration & Production (0.4%)
175	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada)‡	(BB, B1)	12/15/14	8.250	180,687

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Food & Drug Retailers (0.2%)
$100	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B-, Caa2)	08/01/14	8.500	$101,125
Forestry & Paper (0.7%)
150	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B+, B2)	06/15/11	7.750	135,375
50	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B+, B2)	11/15/11	7.950	49,250
100	Smurfit Kappa Funding, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)§	(B-, Caa1)	04/01/15	7.750	96,500
30	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)§	(CCC-, Ca)	03/15/12	7.750	17,700
					298,825
Gaming (0.9%)
150	Cirsa Capital Luxembourg, Rule 144A, Senior Notes (Luxembourg)‡	(B-, B3)	07/15/12	7.875	189,886
150	Codere Finance Luxembourg SA, Senior Notes (Callable 6/15/10 @ 104.13) (Luxembourg)	(B, B2)	06/15/15	8.250	210,160
					400,046
Leisure (0.2%)
75	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	75,375
Media - Cable (2.3%)
75	Kabel Deutschland GmbH, Global Company Guaranteed Notes (07/01/09 @ $105.31) (Germany)	(B-, B2)	07/01/14	10.625	83,531
150	NTL Cable PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	312,288
150	Ono Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/09 @ $105.25) (United Kingdom)‡	(CCC+, B3)	05/15/14	10.500	223,017
50	Rogers Cable, Inc., Global Secured Notes (Canada)	(BB+, Ba1)	06/15/13	6.250	50,625
175	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	239,417
100	Videotron Ltee, Global Company Guaranteed Notes (Callable 12/15/10 @ $103.19) (Canada)	(B+, Ba2)	12/15/15	6.375	98,250
					1,007,128
Metal & Mining - Excluding Steel (0.0%)
504	International Utility Structures, Inc., Subordinated Notes (Canada)^ø	(NR, NR)	02/01/08	13.000	0

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Packaging (0.3%)
$100	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany)‡	(B-, Caa1)	03/01/15	7.875	$135,821
Pharmaceuticals (0.2%)
82	Biovail Corp., Yankee Senior Subordinated Notes (Callable 04/01/07 @ $101.97) (Canada)	(BB-, B1)	04/01/10	7.875	84,153
Printing & Publishing (0.2%)
100	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(B+, B2)	01/15/15	9.750	101,125
Support-Services (0.7%)
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	78,375
150	Carlson Wagonlit BV, Senior Notes (Callable 11/01/07 @ $104.00) (Netherlands)#	(B-, B2)	05/01/15	9.306	205,957
					284,332
Telecom - Integrated/Services (2.8%)
150	BCM Ireland Finance, Rule 144A (Callable 08/15/07 @ $102.00) (Ireland)‡#	(B-, B2)	08/15/16	8.587	205,709
100	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	108,250
100	Hellas II, Rule 144A, Subordinated Notes (Callable 01/15/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	11.116	100,875
50	Intelsat, Ltd., Global Senior Notes (Callable 01/15/09 @ $104.13) (Bermuda)#	(B+, B2)	01/15/13	8.250	51,000
375	Intelsat, Ltd., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.62) (Bermuda)‡	(B, Caa1)	06/15/16	11.250	413,438
250	Nordic Telephone Co. Holdings, Rule 144A, Notes (Callable 05/01/07 @ $102.00) (Denmark)‡#	(B, B2)	05/01/16	9.061	344,497
					1,223,769
Telecom - Wireless (0.2%)
100	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB+, Ba1)	12/15/12	7.250	106,500
Telecommunication Equipment (0.1%)
50	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.624	52,938
Textiles & Apparel (1.5%)
500	IT Holding Finance SA, Rule 144A, Senior Notes (Luxembourg)‡	(CCC+, Caa1)	11/15/12	9.875	662,622

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Transportation - Excluding Air/Rail (0.3%)
$150	Ship Finance International, Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)§	(B, B1)	12/15/13	8.500	$150,562
	TOTAL FOREIGN BONDS (Cost $5,768,359)				5,501,693
Number of Shares
COMMON STOCKS (0.4%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust^				0
8,710	Safelite Glass Corp., Class B^				7,404
588	Safelite Realty Corp.^				4,704
					12,108
Electric - Integrated (0.3%)
3,700	Mirant Corp.*§				116,809
Food - Wholesale (0.1%)
70	Crunch Equity Holding LLC, Class A				70,286
Healthcare Services (0.0%)
1	Magellan Health Services, Inc.*				43
	TOTAL COMMON STOCKS (Cost $538,731)				199,246
WARRANTS (0.0%)
Automobile Parts & Equipment (0.0%)
14,230	Safelite Glass Corp., Class B, strike price $6.50 expires 09/29/07^				0
Chemicals (0.0%)
544	AGY Holding Corp., strike price $0.01 expires 01/01/10^				5
Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10‡				0
	TOTAL WARRANTS (Cost $5)				5
SHORT-TERM INVESTMENTS (28.1%)
10,014,272	State Street Navigator Prime Portfolio§§				10,014,272
Par (000)
$2,384	State Street Bank and Trust Co. Euro Time Deposit		01/02/07	4.100	2,384,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $12,398,272)				12,398,272
	TOTAL INVESTMENTS AT VALUE (123.2%) (Cost $54,828,276)				54,366,139
LIABILITIES IN EXCESS OF OTHER ASSETS (-23.2%)					(10,254,644)
	NET ASSETS (100.0%)				$44,111,495

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Schedule of Investments (continued)

December 31, 2006

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to a value of $9,952,271 or 23.0% of net assets.

+  Step Bond — The interest rate stated is as of December 31, 2006 and will reset at a future date.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations — The interest rate shown is the rate as of December 31, 2006.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

ø  Bond is currently in default.

1  Par value of security held is less than 1,000.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Statement of Assets and Liabilities

December 31, 2006

Assets
Investments at value, including collateral for securities on loan of $10,014,272 (cost $54,828,276) (Note 2)	$54,366,139[1]
Cash	586
Foreign currency at value (cost $2,627)	2,637
Interest receivable	837,958
Unrealized appreciation on forward currency contracts (Note 2)	818
Prepaid expenses and other assets	14,527
Total Assets	55,222,665
Liabilities
Advisory fee payable (Note 3)	3,408
Administrative services fee payable (Note 3)	7,739
Payable upon return of securities loaned (Note 2)	10,014,272
Payable for fund shares redeemed	1,047,895
Unrealized depreciation on forward currency contracts (Note 2)	1,313
Other accrued expenses payable	36,543
Total Liabilities	11,111,170
Net Assets
Capital stock, $0.001 par value (Note 6)	4,327
Paid-in capital (Note 6)	91,578,110
Accumulated net investment loss	(452,568)
Accumulated net realized loss from investments and foreign currency transactions	(46,556,949)
Net unrealized depreciation from investments and foreign currency translations	(461,425)
Net Assets	$44,111,495
Shares outstanding	4,326,779
Net asset value, offering price, and redemption price per share	$10.19

1  Including $9,810,365 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Statement of Operations

For the Year Ended December 31, 2006

Investment Income (Note 2)
Interest	$2,795,632
Securities lending	34,005
Total investment income	2,829,637
Expenses
Investment advisory fees (Note 3)	241,057
Administrative services fees (Note 3)	69,129
Registration fees	30,850
Directors' fees	23,123
Legal fees	21,409
Audit and tax fees	20,808
Printing fees (Note 3)	17,743
Custodian fees	11,194
Transfer agent fees (Note 3)	3,354
Insurance expense	3,006
Commitment fees (Note 4)	923
Interest expense (Note 4)	159
Miscellaneous expense	8,666
Total expenses	451,421
Less: fees waived (Note 3)	(210,364)
Net expenses	241,057
Net investment income	2,588,580
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	64,040
Net realized loss from foreign currency transactions	(146,349)
Net change in unrealized appreciation (depreciation) from investments	1,100,192
Net change in unrealized appreciation (depreciation) from foreign currency translations	711
Net realized and unrealized gain from investments and foreign currency related items	1,018,594
Net increase in net assets resulting from operations	$3,607,174

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Statements of Changes in Net Assets

	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
From Operations
Net investment income	$2,588,580	$2,428,642
Net realized loss from investments and foreign currency transactions	(82,309)	(1,114,030)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	1,100,903	(556,315)
Net increase in net assets resulting from operations	3,607,174	758,297
From Dividends
Dividends from net investment income	(2,672,679)	(2,741,727)
Net decrease in net assets resulting from dividends	(2,672,679)	(2,741,727)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	19,283,338	10,714,230
Reinvestment of dividends	2,568,174	2,671,029
Net asset value of shares redeemed	(7,922,561)	(16,995,445)
Net increase (decrease) in net assets from capital share transactions	13,928,951	(3,610,186)
Net increase (decrease) in net assets	14,863,446	(5,593,616)
Net Assets
Beginning of year	29,248,049	34,841,665
End of year	$44,111,495	$29,248,049
Accumulated net investment loss	$(452,568)	$(434,323)

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Financial Highlights

(For an Institutional Class Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,		For the Period September 1, 2004 to	For the Year Ended August 31,
	2006	2005	December 31, 2004[1]	2004	2003	2002
Per share data
Net asset value, beginning of period	$9.96	$10.65	$10.38	$10.26	$9.90	$11.84
INVESTMENT OPERATIONS
Net investment income	0.79	0.81	0.31	1.01	1.14	1.17
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.19	(0.55)	0.55	0.72	0.41	(1.94)
Total from investment operations	0.98	0.26	0.86	1.73	1.55	(0.77)
LESS DIVIDENDS
Dividends from net investment income	(0.75)	(0.95)	(0.59)	(1.61)	(1.19)	(1.17)
Net asset value, end of period	$10.19	$9.96	$10.65	$10.38	$10.26	$9.90
Total return[2]	10.21%	2.58%	8.43%	18.27%	16.96%	(6.88)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$44,111	$29,248	$34,842	$32,675	$26,729	$86,846
Ratio of expenses to average net assets	0.70%	0.70%	0.70%[4]	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	7.52%	7.96%	8.30%[4]	8.74%	10.15%	10.15%[3]
Decrease reflected in above operating expenseratios due to waivers/reimbursements	0.61%	0.68%	0.91%[4]	0.95%	0.40%	0.27%
Portfolio turnover rate	69%	71%	5%	30%	56%	52%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  During the year ended August 31, 2002, the Fund experienced an increase in its interest income of 0.67% as a result of additional accretion income not accrued in prior periods. The Fund's net investment income ratio disclosed above excludes the effect of the increase.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Global High Yield Fund

Notes to Financial Statements

December 31, 2006

Note 1. Organization

The Credit Suisse Global High Yield Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks high total return. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund is authorized to offer three classes of shares, Common Class, Advisor Class and Institutional Class shares, although the Fund currently offers only Institutional Class shares.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 2. Significant Accounting Policies

currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 2. Significant Accounting Policies

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse") , an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At December 31, 2006, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Purchased/(Sold)	Contract Amount	Contract Value	Unrealized Gain (Loss)
British Pound	03/28/07	£(160,000)	$(314,052)	$(313,234)	$818
European Economic Unit	03/28/07	€(2,475,000)	(3,275,440)	(3,276,753)	(1,313)
			$(3,589,492)	$(3,589,987)	$(495)

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2006, total earnings from the Fund's investment

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 2. Significant Accounting Policies

in cash collateral received in connection with securities lending arrangements were $292,010, of which $251,266 was rebated to borrowers (brokers). The Fund retained $34,005 in income from the cash collateral investment, and SSB, as lending agent, was paid $6,739. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets. For the year ended December 31, 2006, investment advisory fees earned and voluntarily waived were $241,057 and $210,364, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended December 31, 2006.

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 3. Transactions with Affiliates and Related Parties

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. No compensation is payable by the Fund to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $69,129.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares without compensation.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2006, Merrill was paid $3,603 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2006, the Fund had no loans outstanding under the Credit Facility. During the year ended December 31, 2006, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$260,600	5.50%	$346,100

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 5. Purchases and Sales of Securities

For the year ended December 31, 2006, purchases and sales of investment securities (excluding short-term investments) were $35,148,409 and $21,910,697, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for the Fund were as follows:

	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005
Shares sold	1,919,076	1,013,992
Shares issued in reinvestment of dividends	256,608	264,279
Shares redeemed	(784,846)	(1,615,317)
Net increase (decrease)	1,390,838	(337,046)

On December 31, 2006, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
3	91%

Some of the shareholders are omnibus accounts, which hold shares on behalf of several individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended December 31, 2006 and 2005 by the Fund were as follows:

Ordinary Income
2006	2005
$2,672,679	$2,741,727

The tax basis of components of distributable earnings differ from the amounts reflected in the Statement of Asset and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred due to wash sales, income from defaulted bonds, deferral of post-October losses

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 7. Federal Income Taxes

and mark to market on forwards. At December 31, 2006, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$36,994
Accumulated net realized loss	(46,494,455)
Unrealized depreciation	(954,430)
Deferral of post-October capital losses	(59,051)
$(47,470,942)

At December 31, 2006, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2007	2009	2010	2011	2012	2013	2014
$1,857,162	$9,989,083	$24,516,347	$5,397,886	$2,626,651	$940,567	$1,166,759

During the tax year ended December 31, 2006, the Fund had $341,638 of capital loss carryforwards expire.

It is uncertain whether the Fund will be able to realize the full benefit of these losses prior to expiration.

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2006, the Fund elected to defer net losses arising between November 1, 2006 and December 31, 2006 as follows:

Capital
$59,051

At December 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $55,321,776, $1,473,297, $(2,428,934) and $(955,637), respectively.

At December 31, 2006, the Fund reclassified $65,854 to accumulated net investment loss and $275,784 to accumulated net realized loss from investments, adjusting paid-in capital for current period permanent book/tax differences which arose principally from differing book/tax treatments of expired capital loss carryforwards, foreign currency and defaulted bonds. Net assets were not affected by these reclassifications.

Credit Suisse Global High Yield Fund

Notes to Financial Statements (continued)

December 31, 2006

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse Global High Yield Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Global High Yield Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global High Yield Fund, Inc., (hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 15, 2007

Credit Suisse Global High Yield Fund

Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting on November 14-15, 2006, considered the following factors with respect to the Global High Yield Fund (the "Fund"):

Investment Advisory Fee Rate

The Board reviewed and considered the contractual advisory fee rate of 0.70% for the Fund (the "Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.05% paid by the Fund after taking waivers and reimbursements into account (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds (the "Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Global High Yield Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of its relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board reviewed Credit Suisse's method for allocating portfolio investment opportunities among the Fund and other advisory clients.

Credit Suisse Global High Yield Fund

Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Contractual Advisory Fee was above the median of the Fund's Expense Group, the fee was considered reasonable recognizing that the Net Advisory Fee of 0.05% was among lowest in the Expense Group and that the actual expense ratio of the Fund was below the median of its Peer Group.

•  The Fund's performance for all periods was above the median of its Performance Universe and consistently outperformed an index of comparable funds compiled by Lipper. The Board noted the improvements in performance.

•  The Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Global High Yield Fund

Information Concerning Directors and Officers (unaudited)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Interested Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/02/41	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	37	Director of Epoch Holding Corporation
(an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end Investment company); Director of Petroleum and Resources Corporation
					(a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 04/23/32	Director, Nominating and Audit Committee Member	Since 1999	Currently retired	31	None

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 Date of Birth: 10/29/46	Director, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	30	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2  Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Global High Yield Fund

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Independent Directors

Peter F. Krogh 301 ICC Georgetown University Washington, DC 20057 Date of Birth: 02/11/37	Director, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	30	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 40 East 52nd Street New York, New York 10022 Date of Birth: 07/10/48	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Transition Adviser to SunGard Securities Finance, Inc. from February 2002 to July 2002; President of SunGard Securities Finance, Inc. from 2001 to February 2002; President of Loanet, Inc. (on-line accounting service) from 1997 to 2001.	37	Director of iCAD, Inc. (surgical and medical instruments
					and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 03/30/54	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	30	None

3  Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Global High Yield Fund

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Keith M. Schappert Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 01/14/51	Chief Executive Officer and President	Since 2007	Executive Vice Chairman and Head of Asset Management for Americas; Chief Executive Officer and President of Federated Investment Advisory Companies from 2002 to March 31, 2006; Chief Executive Officer and President of JP Morgan Investment Management from April 1994 to November 2001.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 11/15/59	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 09/21/66	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/13/67	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 12/09/65	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

Credit Suisse Global High Yield Fund

Proxy Policy Notice and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its fund securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund use to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTFIX-AR-1206

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2006. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2006.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2005 and December 31, 2006.

	2005	2006
Audit Fees	$12,299	$15,168
Audit-Related Fees(1)	$3,150	$3,245
Tax Fees(2)	$2,443	$2,515
All Other Fees	—	—
Total	$17,892	$20,928

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,150 for 2005 and $3,245 for 2006).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2005 and December 31, 2006.

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	$394,000	N/A
Total	$394,000	N/A

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(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2005 and December 31, 2006:

	2005	2006
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2005 and December 31, 2006 were $5,593 and $5,760, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 9, 2007

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 9, 2007

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